SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment
Interest cost capitalized	¥ 0	¥ 0	¥ 0
Furniture, fixtures and equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Furniture, fixtures and equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Electronic equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Electronic equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Vehicles | Maximum
Property and equipment
Estimated useful lives	10 years
Vehicles | Minimum
Property and equipment
Estimated useful lives	4 years